Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
October 31, 2024
T18-NPRT1-1224
1.9880051.108
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 8.7%
Diversified Telecommunication Services - 2.0%
AT&T Inc	554,697	12,502,870
Verizon Communications Inc	283,336	11,936,946
		24,439,816
Entertainment - 0.7%
Electronic Arts Inc	56,081	8,459,819
Interactive Media & Services - 4.1%
Alphabet Inc Class A	302,448	51,751,877
Media - 1.0%
Comcast Corp Class A	278,949	12,181,703
Wireless Telecommunication Services - 0.9%
T-Mobile US Inc	52,211	11,651,407
TOTAL COMMUNICATION SERVICES		108,484,622

Consumer Discretionary - 10.1%
Broadline Retail - 3.6%
Amazon.com Inc (b)	244,737	45,618,977
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	34,721	10,142,351
Starbucks Corp	89,605	8,754,409
		18,896,760
Household Durables - 0.5%
Garmin Ltd	31,116	6,171,858
Specialty Retail - 3.9%
AutoZone Inc (b)	1,907	5,738,163
Home Depot Inc/The	36,819	14,497,482
Lowe's Cos Inc	33,145	8,678,356
O'Reilly Automotive Inc (b)	5,553	6,403,386
TJX Cos Inc/The	68,409	7,732,269
Tractor Supply Co	20,899	5,548,893
		48,598,549
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc Class B	92,558	7,138,999
TOTAL CONSUMER DISCRETIONARY		126,425,143

Consumer Staples - 5.5%
Beverages - 1.4%
Coca-Cola Co/The	134,439	8,780,211
PepsiCo Inc	49,080	8,151,206
		16,931,417
Consumer Staples Distribution & Retail - 0.9%
Walmart Inc	142,795	11,702,050
Food Products - 1.0%
General Mills Inc	55,313	3,762,390
Hershey Co/The	17,706	3,144,231
Mondelez International Inc	73,518	5,034,513
		11,941,134
Household Products - 1.6%
Colgate-Palmolive Co	47,664	4,466,593
Kimberly-Clark Corp	28,488	3,822,520
Procter & Gamble Co/The	73,575	12,153,119
		20,442,232
Tobacco - 0.6%
Philip Morris International Inc	61,295	8,133,847
TOTAL CONSUMER STAPLES		69,150,680

Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy Inc (c)	16,526	3,162,746
Chevron Corp	54,039	8,042,084
ConocoPhillips	46,314	5,073,236
Coterra Energy Inc	95,961	2,295,387
DT Midstream Inc	28,841	2,600,016
EOG Resources Inc	29,881	3,644,287
Exxon Mobil Corp	124,366	14,523,461
Kinder Morgan Inc	140,422	3,441,743
Williams Cos Inc/The	75,219	3,939,219
		46,722,179
Financials - 13.9%
Banks - 1.7%
JPMorgan Chase & Co	97,432	21,622,109
Capital Markets - 1.9%
Cboe Global Markets Inc	34,632	7,396,356
CME Group Inc Class A	39,005	8,790,167
FactSet Research Systems Inc	15,509	7,042,017
		23,228,540
Financial Services - 5.3%
Berkshire Hathaway Inc Class B (b)	57,154	25,771,882
Jack Henry & Associates Inc	37,027	6,736,321
Mastercard Inc Class A	32,557	16,265,152
Visa Inc Class A	60,116	17,424,623
		66,197,978
Insurance - 5.0%
Arthur J Gallagher & Co	26,009	7,313,731
Assurant Inc	35,421	6,790,206
Chubb Ltd	31,657	8,941,203
Erie Indemnity Co Class A (c)	14,163	6,356,921
Marsh & McLennan Cos Inc	38,355	8,370,595
Progressive Corp/The	41,733	10,134,024
The Travelers Companies, Inc.	33,612	8,266,535
W R Berkley Corp	116,162	6,640,982
		62,814,197
TOTAL FINANCIALS		173,862,824

Health Care - 11.1%
Biotechnology - 3.3%
AbbVie Inc	75,408	15,373,429
Amgen Inc	31,577	10,109,692
Regeneron Pharmaceuticals Inc (b)	8,289	6,947,840
Vertex Pharmaceuticals Inc (b)	18,610	8,857,988
		41,288,949
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	98,712	11,190,979
Becton Dickinson & Co	33,552	7,837,412
		19,028,391
Health Care Providers & Services - 1.5%
UnitedHealth Group Inc	33,012	18,635,274
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific Inc	19,250	10,516,660
Pharmaceuticals - 4.0%
Eli Lilly & Co	26,665	22,125,018
Johnson & Johnson	96,718	15,461,339
Merck & Co Inc	115,863	11,855,102
		49,441,459
TOTAL HEALTH CARE		138,910,733

Industrials - 9.4%
Aerospace & Defense - 2.4%
General Dynamics Corp	21,532	6,278,947
Huntington Ingalls Industries Inc	18,631	3,445,989
L3Harris Technologies Inc	25,143	6,222,138
Lockheed Martin Corp	13,715	7,489,076
Northrop Grumman Corp	12,901	6,566,867
		30,003,017
Commercial Services & Supplies - 1.0%
Republic Services Inc	28,805	5,703,390
Waste Management Inc	31,652	6,832,084
		12,535,474
Electrical Equipment - 0.7%
Eaton Corp PLC	25,424	8,430,090
Ground Transportation - 0.6%
Union Pacific Corp	33,924	7,872,743
Industrial Conglomerates - 0.6%
Honeywell International Inc	38,670	7,953,646
Machinery - 1.0%
Illinois Tool Works Inc	25,994	6,787,813
Otis Worldwide Corp	59,750	5,867,450
		12,655,263
Professional Services - 2.6%
Amentum Holdings Inc	35,614	1,059,160
Automatic Data Processing Inc	27,869	8,060,830
Booz Allen Hamilton Holding Corp Class A	36,136	6,564,466
FTI Consulting Inc (b)	22,347	4,359,453
Jacobs Solutions Inc	35,614	5,006,616
Paychex Inc	45,000	6,269,850
		31,320,375
Trading Companies & Distributors - 0.5%
Fastenal Co	83,750	6,547,574
TOTAL INDUSTRIALS		117,318,182

Information Technology - 29.8%
Communications Equipment - 3.1%
Cisco Systems Inc	388,577	21,282,362
Motorola Solutions Inc	38,670	17,376,365
		38,658,727
IT Services - 6.6%
Accenture Capital Inc Class A	57,178	19,716,118
Akamai Technologies Inc (b)	148,459	15,006,236
Amdocs Ltd	163,319	14,330,426
IBM Corporation	94,862	19,609,873
VeriSign Inc (b)	75,445	13,341,693
		82,004,346
Semiconductors & Semiconductor Equipment - 1.5%
Texas Instruments Inc	93,286	18,951,983
Software - 11.2%
Microsoft Corp	211,068	85,767,482
Oracle Corp	138,675	23,275,212
Roper Technologies Inc	27,952	15,030,629
Tyler Technologies Inc (b)	25,276	15,306,893
		139,380,216
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	408,367	92,254,189
TOTAL INFORMATION TECHNOLOGY		371,249,461

Materials - 2.6%
Chemicals - 1.6%
Air Products and Chemicals Inc	10,791	3,350,929
Corteva Inc	46,351	2,823,703
Ecolab Inc	12,631	3,103,816
Linde PLC	14,977	6,831,759
Sherwin-Williams Co/The	10,073	3,613,890
		19,724,097
Construction Materials - 0.3%
Martin Marietta Materials Inc	4,164	2,466,504
Vulcan Materials Co	8,968	2,456,604
		4,923,108
Containers & Packaging - 0.7%
Amcor PLC	184,321	2,051,493
AptarGroup Inc	12,282	2,062,271
Avery Dennison Corp	9,275	1,920,202
Packaging Corp of America	10,075	2,306,571
		8,340,537
TOTAL MATERIALS		32,987,742

Real Estate - 2.6%
Real Estate Management & Development - 0.1%
CoStar Group Inc (b)	31,261	2,275,488
Residential REITs - 0.7%
American Homes 4 Rent Class A	52,688	1,856,725
Equity LifeStyle Properties Inc	28,008	1,963,921
Equity Residential	31,708	2,231,292
Mid-America Apartment Communities Inc	14,116	2,136,315
		8,188,253
Retail REITs - 0.4%
Agree Realty Corp	25,815	1,916,763
Realty Income Corp	49,415	2,933,769
		4,850,532
Specialized REITs - 1.4%
American Tower Corp	18,453	3,940,454
Crown Castle Inc	25,164	2,704,878
Digital Realty Trust Inc	18,650	3,323,990
Equinix Inc	4,317	3,920,181
Public Storage Operating Co	9,311	3,063,878
		16,953,381
TOTAL REAL ESTATE		32,267,654

Utilities - 2.4%
Electric Utilities - 1.4%
American Electric Power Co Inc	36,578	3,612,078
Duke Energy Corp	40,019	4,612,990
Southern Co/The	53,874	4,904,150
Xcel Energy Inc	54,336	3,630,188
		16,759,406
Multi-Utilities - 1.0%
Ameren Corp	36,234	3,156,344
CMS Energy Corp	43,696	3,041,678
Consolidated Edison Inc	32,485	3,303,075
WEC Energy Group Inc	34,900	3,333,997
		12,835,094
TOTAL UTILITIES		29,594,500

TOTAL UNITED STATES		1,246,973,720
TOTAL COMMON STOCKS (Cost $1,120,088,989)		1,246,973,720

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (f) (Cost $92,741)	5.08	93,000	92,762

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	1,945,485	1,945,874
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	4,590,465	4,590,924
TOTAL MONEY MARKET FUNDS (Cost $6,536,798)			6,536,798

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,126,718,528)	1,253,603,280
NET OTHER ASSETS (LIABILITIES) - (0.3)% (d)	(3,653,745)
NET ASSETS - 100.0%	1,249,949,535

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	94	Dec 2024	2,697,095	(7,988)	(7,988)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $45,603 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $92,762.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,477,441	8,764,563	8,296,130	25,575	-	-	1,945,874	0.0%
Fidelity Securities Lending Cash Central Fund	241,824	7,829,329	3,480,229	365	-	-	4,590,924	0.0%
Total	1,719,265	16,593,892	11,776,359	25,940	-	-	6,536,798

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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